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9/30/2003

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	October 31, 2003

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
AMERICAN INTL GROUP  COM       026874107   272      4707      SH        SOLE
AMGEN		     COM       031162100   235      3649      SH        SOLE
AUTOMATIC DATA CORP  COM       053015103   269      7496      SH        SOLE
BIOMET               COM       090613100   313      9301      SH        SOLE
CHIRON               COM       170040109   361      6982      SH        SOLE
DENTSPLY	     COM       249030107   359      8014      SH        SOLE
FOREST LABS          COM       345838106   251      4874      SH        SOLE
GENERAL ELECTRIC     COM       369604103   228      7659      SH        SOLE
HARLEY DAVIDSON      COM       412822108   362      7520      SH        SOLE
IDEC PHARMACEUTICAL  COM       449370105   269      8125      SH        SOLE
INTUIT COM	     COM       461202103   302      5973      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   320      6462      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   447     12485      SH        SOLE
MAXIM                COM       57772K101   259      6545      SH        SOLE
MERCK & CO.	     COM       589331107   321      6336      SH        SOLE
MICROCHIP            COM       595017104   282     11773      SH        SOLE
MICROSOFT CORP	     COM       594918104   384     13809      SH        SOLE
MORGAN, J.P.         COM       46625h100   230      6699      SH        SOLE
PFIZER CORP.	     COM       717081103   330     10878      SH        SOLE
PROCTOR GAMBLE       COM       742718109   394      4248      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   258      4795      SH        SOLE
STRYKER CORP         COM       863667101   304      4034      SH        SOLE
SUNGUARD DATA        COM       867363103   360     13692      SH        SOLE
SYMANTEC             COM       871503108   422      6697      SH        SOLE
TRAVELERS PPTY B     COM       89420G406   199     12582      SH        SOLE